Note 4 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Property, Plant and Equipment [Table Text Block]
(In thousands)	December 31, 2024	December 31, 2023
Equipment	$3,336	$3,126
Leasehold improvements	7,372	7,372
Office furniture, fixtures, and equipment	137	137
Software	604	360
Construction in progress	16	101
	11,465	11,096
Less: Accumulated depreciation	(7,155)	(4,921)
Total	$4,310	$6,175